                    THE DOW INDUSTRIALS(SM) ("DIAMONDS")(SM)

                            DIAMONDS TRUST SERIES 1

                            A UNIT INVESTMENT TRUST

                                 ANNUAL REPORT

                                OCTOBER 31, 2002

"Dow Jones Industrial Average", "DJIA", "Dow Jones", "The Dow", "THE DOW INDUSTRIALS", and "DIAMONDS" are trademarks and service marks of Dow Jones & Company, Inc. ("Dow Jones") and have been licensed for use for certain purposes by PDR Services LLC and the American Stock Exchange LLC pursuant to a License Agreement with Dow Jones. The Trust, based on the DJIA, is not sponsored, endorsed, sold, or promoted by Dow Jones and Dow Jones makes no representation regarding the advisability of investing in the Trust.

DIAMONDS TRUST SERIES 1
TRUST OVERVIEW

--------------------------------------------------------------------------------
OBJECTIVE:
To replicate the total return of the Dow Jones Industrial Average.

STRATEGY:
The Trust's holdings are comprised of the 30 stocks in the Dow Jones Industrial Average, which is designed to capture the price performance of 30 US blue-chip stocks that are generally considered leaders within their respective industries.

PERFORMANCE OVERVIEW:
The Diamonds Trust, Series 1 (the "Trust") seeks to match the total return of the Dow Jones Industrial Average. To accomplish this, the Trust utilizes a full replication approach. With this strategy, all 30 securities of the Dow Jones Industrial Average are owned by the Trust. A replication management approach results in low expected tracking error of the Trust relative to its benchmark.

For the fiscal year ended October 31, 2002, the Diamonds Trust (the "Trust") was down -5.71% versus the Dow Jones Industrials Index (the "Index", the "Dow") return of -5.56%. This marks the second consecutive down year for the Index and only the fourth year in the last twenty-four years in which the Dow has posted a negative return. Growing unemployment, a continued lack of capital spending by the corporate sector, and fears of further terrorist attacks would have been enough to depress equity values on their own; throw in some large-scale cases of corporate fraud (Enron, WorldCom, Qwest Communications, et.al.) and some of the largest bankruptcies in U.S. corporate history (Enron, WorldCom, Global Crossing, etc.) and there was little to entice buyers to invest in the U.S. market. The economy did begin to look a little brighter for investors as the year went on with a growing number of positive earnings stories, some improving economic numbers, and the continued resilience of the consumer helping keep the economy afloat. These factors helped lead the index to a strong finish for the fiscal year ended October 31, 2002, as it advanced 10.85% in October. Looking ahead, another 50 basis point rate reduction by the Federal Reserve in November 2002, a sweep of both the House and Senate by the Republicans (who are viewed as friends to both businesses and investors), and a stronger than expected start to the holiday retail season should help to provide some positive impetus for the equity markets. However, tensions in Iraq and North Korea could keep the markets on a consistent path for the foreseeable future.

The Dow did manage to perform significantly better than most other U.S. market measures over the fiscal period (S&P 500: -15.10%; Russell 1000: -14.60%; Russell 2000: -11.57%; and Russell 3000: -14.35%) except for the mid-cap segment of the market, which returned -4.79%. Similar to last year, investors moved away from growth stocks into more cyclical, value oriented stocks. The stocks that benefited the most from this shift included Eastman Kodak Co. (+37.66%), 3M Co. (+23.97%), and Procter & Gamble Co. (+22.95%). Technology and Telecommunications issues continued to bring up the rear as these sectors returned -28.13% and -34.11%, respectively. IBM Corp., led the downslide, falling -26.41%. Other significant detractors to performance were SBC Communications Inc. (-29.87%) and J.P. Morgan Chase & Co. (-37.47%). The latter was hurt by its exposure to Latin America as well as its exposure to troubled U.S. companies such as Enron, Qwest, and WorldCom.

The performance information presented does not reflect the deduction of taxes that a shareholder would pay on Trust distributions or the redemption of Trust shares. Past performance does not predict future results.

DIAMONDS TRUST SERIES 1
SCHEDULE OF INVESTMENTS
OCTOBER 31, 2002

-----------------------------------------------------------------------------------------
COMMON STOCKS                                                  SHARES          VALUE
-----------------------------------------------------------------------------------------
3M Co. .....................................................  3,394,832    $  430,939,974
Alcoa, Inc. ................................................  3,394,832        74,889,994
American Express Co. .......................................  3,394,832       123,470,040
AT&T Corp. .................................................  3,394,832        44,268,609
Boeing Co. .................................................  3,394,832       100,996,252
Caterpillar, Inc. ..........................................  3,394,832       138,678,887
Citigroup, Inc. ............................................  3,394,832       125,439,042
Coca-Cola Co. (The).........................................  3,394,832       157,791,791
Disney (Walt) Co. (The).....................................  3,394,832        56,693,694
Du Pont (E.I.) de Nemours...................................  3,394,832       140,036,820
Eastman Kodak Co. ..........................................  3,394,832       111,859,714
Exxon Mobil Corp. ..........................................  3,394,832       114,270,045
General Electric Co. .......................................  3,394,832        85,719,508
General Motors Corp. .......................................  3,394,832       112,878,164
Hewlett-Packard Co. ........................................  3,394,832        53,638,346
Home Depot, Inc. ...........................................  3,394,832        98,042,748
Honeywell International, Inc. ..............................  3,394,832        81,272,278
Intel Corp. ................................................  3,394,832        58,730,594
International Business Machines Corp. ......................  3,394,832       267,988,038
International Paper Co......................................  3,394,832       118,581,482
J.P. Morgan Chase & Co. ....................................  3,394,832        70,442,764
Johnson & Johnson Company...................................  3,394,832       199,446,380
McDonald's Corp. ...........................................  3,394,832        61,480,408
Merck & Co., Inc. ..........................................  3,394,832       184,135,688
Microsoft Corp.*............................................  3,394,832       181,521,667
Philip Morris Cos., Inc. ...................................  3,394,832       138,339,404
Procter & Gamble Co. .......................................  3,394,832       300,272,890
SBC Communications Inc. ....................................  3,394,832        87,111,389
United Technologies Corp. ..................................  3,394,832       209,359,290
Wal-Mart Stores, Inc. ......................................  3,394,832       181,793,254
                                                                           --------------
Total Investments -- (Cost $5,420,867,943)..................               $4,110,089,154
                                                                           ==============

---------------
(*) Denotes non-income producing security
See accompanying notes to financial statements.

DIAMONDS TRUST SERIES 1
STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 2002

--------------------------------------------------------------------------------

ASSETS
  Investments in securities, at value.......................    $ 4,110,089,154
  Cash......................................................          8,074,767
  Dividends receivable......................................          7,735,269
  Deferred organization costs...............................            101,830
                                                                ---------------
TOTAL ASSETS................................................      4,126,001,020
                                                                ---------------
LIABILITIES
  Payable for income related to DIAMONDS in-kind
     transactions...........................................            203,758
  Distribution payable......................................          5,232,918
  Accrued Trustee fees......................................            227,922
  Accrued expenses and other liabilities....................          2,260,063
                                                                ---------------
TOTAL LIABILITIES...........................................          7,924,661
                                                                ---------------
NET ASSETS..................................................    $ 4,118,076,359
                                                                ===============
NET ASSETS REPRESENTED BY:
  Paid in surplus...........................................    $ 5,451,218,721
  Undistributed net investment income.......................          1,062,457
  Accumulated net realized loss on investments..............        (23,426,030)
  Net unrealized depreciation on investments................     (1,310,778,789)
                                                                ---------------
NET ASSETS..................................................    $ 4,118,076,359
                                                                ===============
NET ASSET VALUE PER DIAMOND.................................             $84.12
                                                                         ======
UNITS OF FRACTIONAL UNDIVIDED INTEREST
  ("DIAMONDS") OUTSTANDING, UNLIMITED UNITS AUTHORIZED,
     $0.00 PAR VALUE........................................         48,954,110
                                                                ---------------
COST OF INVESTMENTS.........................................    $ 5,420,867,943
                                                                ===============

See accompanying notes to financial statements.

DIAMONDS TRUST SERIES 1
STATEMENTS OF OPERATIONS

--------------------------------------------------------------------------------

                                           FOR THE YEAR ENDED    FOR THE YEAR ENDED    FOR THE YEAR ENDED
                                            OCTOBER 31, 2002      OCTOBER 31, 2001      OCTOBER 31, 2000
                                           ------------------    ------------------    ------------------
INVESTMENT INCOME
     Dividend income.....................    $  71,072,353         $  41,997,410         $  27,110,365
                                             -------------         -------------         -------------
EXPENSES:
     Trustee expense.....................        2,450,305             1,858,460             1,677,261
     DJIA license fee....................        1,567,729             1,300,000             1,000,000
     Marketing expense...................        1,549,601               356,933             2,800,000
     Amortization of organization
          costs..........................          502,266               502,266               503,642
     Printing and postage expense........          151,203               136,463               162,000
     Legal and audit services............           64,908                49,800                56,389
     SEC registration expense............           30,592               286,213               235,534
     Miscellaneous expense...............              687                   218                   700
                                             -------------         -------------         -------------
Total expenses...........................        6,317,291             4,490,353             6,435,526
     Rebate from Sponsor.................               --                    --            (2,597,968)
     Rebate from Trustee.................               --                    --              (599,740)
                                             -------------         -------------         -------------
Net expenses.............................        6,317,291             4,490,353             3,237,818
     Trustee earnings credit.............          (61,606)             (160,833)             (133,506)
                                             -------------         -------------         -------------
Net expenses after Trustee earnings
     credit..............................        6,255,685             4,329,520             3,104,312
                                             -------------         -------------         -------------
NET INVESTMENT INCOME....................       64,816,668            37,667,890            24,006,053
                                             -------------         -------------         -------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS
     Net realized gain on investment
       transactions......................      173,854,529           218,849,002           189,376,879
     Net increase in unrealized
       depreciation......................     (496,933,157)         (681,232,614)         (119,522,465)
                                             -------------         -------------         -------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS.........................     (323,078,628)         (462,383,612)           69,854,414
                                             -------------         -------------         -------------
NET INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS........................    $(258,261,960)        $(424,715,722)        $  93,860,467
                                             =============         =============         =============

See accompanying notes to financial statements.

DIAMONDS TRUST SERIES 1
STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                           FOR THE YEAR ENDED    FOR THE YEAR ENDED    FOR THE YEAR ENDED
                                            OCTOBER 31, 2002      OCTOBER 31, 2001      OCTOBER 31, 2000
                                           ------------------    ------------------    ------------------
INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS:
     Net investment income...............    $   64,816,668        $   37,667,890        $   24,006,053
     Net realized gain on investment
       transactions......................       173,854,529           218,849,002           189,376,879
     Net increase in unrealized
          depreciation...................      (496,933,157)         (681,232,614)         (119,522,465)
                                             --------------        --------------        --------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS..............      (258,261,960)         (424,715,722)           93,860,467
                                             --------------        --------------        --------------
UNDISTRIBUTED NET INVESTMENT INCOME
  INCLUDED IN PRICE OF UNITS ISSUED AND
  REDEEMED, NET..........................           913,179               733,997                63,116
                                             --------------        --------------        --------------
DISTRIBUTIONS TO UNITHOLDERS FROM NET
  INVESTMENT INCOME......................       (62,477,206)          (38,220,448)          (24,417,662)
                                             --------------        --------------        --------------
NET INCREASE IN NET ASSETS FROM ISSUANCE
  AND REDEMPTION OF DIAMONDS.............     1,703,425,938         1,194,073,126           892,111,223
                                             --------------        --------------        --------------
NET INCREASE IN NET ASSETS DURING
  PERIOD.................................     1,383,599,951           731,870,953           961,617,144
NET ASSETS AT BEGINNING OF PERIOD........     2,734,476,408         2,002,605,455         1,040,988,311
                                             --------------        --------------        --------------
NET ASSETS END OF PERIOD*................    $4,118,076,359        $2,734,476,408        $2,002,605,455
                                             ==============        ==============        ==============
*INCLUDES UNDISTRIBUTED (DISTRIBUTIONS IN
  EXCESS OF) NET INVESTMENT INCOME.......    $    1,062,457        $   (1,277,005)       $     (724,447)
                                             --------------        --------------        --------------

See accompanying notes to financial statements.

DIAMONDS TRUST SERIES 1
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A DIAMOND OUTSTANDING DURING THE PERIOD

--------------------------------------------------------------------------------

                                  FOR THE YEAR   FOR THE YEAR   FOR THE YEAR   FOR THE YEAR   FOR THE PERIOD
                                     ENDED          ENDED          ENDED          ENDED           ENDED
                                  10/31/02(5)    10/31/01(5)    10/31/00(5)    10/31/99(5)     10/31/98(1)
                                  ------------   ------------   ------------   ------------   --------------
NET ASSET VALUE, BEGINNING OF
  PERIOD........................   $    90.84     $   109.73     $   107.31     $    85.94       $  77.32
                                   ----------     ----------     ----------     ----------       --------
INVESTMENT OPERATIONS:
     Net investment income......         1.73           1.56           1.43           1.41           0.98
     Net realized and unrealized
       gain (loss) on
       investments..............        (6.77)        (18.86)          2.47          21.36           8.59
                                   ----------     ----------     ----------     ----------       --------
TOTAL FROM INVESTMENT
  OPERATIONS....................        (5.04)        (17.30)          3.90          22.77           9.57
                                   ----------     ----------     ----------     ----------       --------
UNDISTRIBUTED NET INVESTMENT
  INCOME INCLUDED IN PRICE OF
  UNITS ISSUED AND REDEEMED,
  NET...........................         0.00(6)        0.00(6)        0.00(6)        0.08           0.05
                                   ----------     ----------     ----------     ----------       --------
LESS DISTRIBUTIONS FROM:
     Net investment income......        (1.68)         (1.59)         (1.48)         (1.48)         (1.00)
                                   ----------     ----------     ----------     ----------       --------
NET ASSET VALUE, END OF
  PERIOD........................   $    84.12     $    90.84     $   109.73     $   107.31       $  85.94
                                   ==========     ==========     ==========     ==========       ========
TOTAL INVESTMENT RETURN(4)......        (5.71)%       (15.91)%         3.68%         26.71%         12.44%
RATIOS AND SUPPLEMENTAL DATA
Ratios to average net assets:
     Net investment income......         1.85%          1.51%          1.34%          1.37%          1.49%(2)
     Net expenses...............         0.18%          0.17%          0.17%          0.18%          0.18%(2)
     Net expenses excluding
       trustee earnings
       credit...................         0.18%          0.18%          0.18%          0.18%          0.18%(2)
     Total expenses(7)..........         0.18%          0.18%          0.36%          0.37%          2.35%(2)
     Portfolio turnover
       rate(3)..................         0.26%         12.66%         23.85%         34.70%          3.23%
NET ASSET VALUE, END OF PERIOD
  (000'S).......................   $4,118,076     $2,734,476     $2,002,605     $1,040,988       $356,681

--------------------------------------------------------------------------------
(1) The Trust commenced operations on January 14, 1998.

(2) Annualized.

(3) Portfolio turnover ratio excludes securities received or delivered from processing creations or redemptions of DIAMONDS.

(4) Total returns for periods of less than one year are not annualized and do not include transaction fees.

(5) Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.

(6) Amount shown represents less than $0.01.

(7) Excludes expenses reimbursed by the Sponsor and Trustee from the period January 14, 1998 through February 29, 2000 and the Sponsor from the period March 1, 2000 through October 31, 2000.

See accompanying notes to financial statements

DIAMONDS TRUST SERIES 1
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 2002

--------------------------------------------------------------------------------

NOTE 1 -- ORGANIZATION
DIAMONDS Trust Series 1 (the "Trust") is a unit investment trust created under the laws of the State of New York and registered under the Investment Company Act of 1940. The Trust was created to provide investors with the opportunity to purchase units of beneficial interest in the Trust representing proportionate undivided interests in the portfolio of securities consisting of substantially all of the component common stocks, which comprise the Dow Jones Industrial Average (the "DJIA"). Each unit of fractional undivided interest in the Trust is referred to as a "DIAMONDS Unit". The Trust commenced operations on January 14, 1998 upon the initial issuance of 500,000 DIAMONDS (equivalent to ten "Creation Units" -- see Note 4) in exchange for a portfolio of securities assembled to reflect the intended portfolio composition of the Trust.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES
The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that effect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates. The following is a summary of significant accounting policies followed by the Trust.

SECURITY VALUATION
Portfolio securities are valued based on the closing sale price on the exchange which is deemed to be the principal market for the security. If no closing sale price is available, then the security is valued at the previous closing sale price on the exchange which is deemed to be the principal market for the security. If there is no closing sale price available, valuation will be determined by the Trustee in good faith based on available information.

INVESTMENT TRANSACTIONS
Investment transactions are recorded on the trade date. Realized gains and losses from the sale or disposition of securities are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date.

DISTRIBUTIONS TO UNITHOLDERS
The Trust declares and distributes dividends from net investment income to its unitholders monthly. The Trust will distribute net realized capital gains, if any, at least annually.

ORGANIZATION COSTS
The Trust incurred organization costs of $2,307,929, which have been capitalized and are being charged to operations ratably over a period of 60 months.

FEDERAL INCOME TAX
The Trust has qualified and intends to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying and electing, the Trust will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. In addition, by distributing during each calendar year substantially all of its net investment income and capital gains, if any, the Trust will not be subject to federal excise tax. Income and capital gain

DIAMONDS TRUST SERIES 1
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
OCTOBER 31, 2002

--------------------------------------------------------------------------------

distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for income equalization, in-kind transactions and losses deferred due to wash sales. Net investment income per share calculations in the financial highlights for all years presented exclude these differences. During the fiscal year ended October 31, 2002, the Trust reclassified $175,913,344 of non-taxable security gains realized in the in-kind redemption of Creation Units (Note 4) as an increase to paid in surplus in the Statement of Assets and Liabilities. The Trust incurred net capital losses of $9,197,094 for the fiscal period ended October 31, 1999, $11,386,433 for the fiscal year ended October 31, 2000 and $2,065,467 for the fiscal year ended October 31, 2002. These losses may be utilized to offset any net realized capital gains through October 31, 2007, October 31, 2008 and October 31, 2010, respectively.

The tax character of distributions paid during the year ended October 31, 2002, 2001 and 2000 were as follows:

DISTRIBUTIONS PAID FROM:                           2002          2001          2000
------------------------                        -----------   -----------   -----------
Ordinary Income...............................  $62,477,206   $38,220,448   $24,417,662
Long Term Capital Gain........................           --            --            --
Return of Capital.............................           --            --            --
                                                -----------   -----------   -----------
     Total....................................  $62,477,206   $38,220,448   $24,417,662

As of October 31, 2002, the components of distributable earnings (excluding unrealized appreciation (depreciation)) on a federal income tax basis were undistributed ordinary income of $6,295,375 and undistributed long term capital gain of $0.

NOTE 3 -- TRANSACTIONS WITH THE TRUSTEE AND SPONSOR
In accordance with the Trust Agreement, State Street Bank and Trust Company (the "Trustee") maintains the Trust's accounting records, acts as custodian and transfer agent to the Trust, and provides administrative services, including filing of all required regulatory reports. The Trustee is also responsible for determining the composition of the portfolio of securities which must be delivered and/or received in exchange for the issuance and/or redemption of Creation Units of the Trust, and for adjusting the composition of the Trust's portfolio from time to time to conform to changes in the composition and/or weighting structure of the DJIA. For these services, the Trustee received a fee at the following annual rates for the year ended October 31, 2002:

NET ASSET VALUE OF THE TRUST                FEE AS A PERCENTAGE OF NET ASSET VALUE OF THE TRUST
----------------------------                ---------------------------------------------------
$0 - $499,999,999                           10/100 of 1% per annum plus or minus the Adjustment
                                            Amount
$500,000,000 - $2,499,999,999               8/100 of 1% per annum plus or minus the Adjustment
                                            Amount
$2,500,000,000 - and above                  6/100 of 1% per annum plus or minus the Adjustment
                                            Amount

DIAMONDS TRUST SERIES 1
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
OCTOBER 31, 2002

--------------------------------------------------------------------------------

NOTE 3 -- TRANSACTIONS WITH THE TRUSTEE AND SPONSOR (CONTINUED)
The Adjustment Amount is the sum of (a) the excess or deficiency of transaction fees received by the Trustee, less the expenses incurred in processing orders for creation and redemption of DIAMONDS and (b) the amounts earned by the Trustee with respect to the cash held by the Trustee for the benefit of the Trust. During the year ended October 31, 2002, the Adjustment Amount decreased the Trustee's fee by $317,064. The Adjustment Amount included an excess of net transaction fees from processing orders of $255,458 and a Trustee earnings credit of $61,606.

PDR Services LLC (the "Sponsor", a wholly-owned subsidiary of the American Stock Exchange LLC) agreed to reimburse the Trust for, or assume, the ordinary operating expenses of the Trust which exceeded 18.00/100 of 1% per annum of the daily net asset value of the Trust. The amounts of such reimbursements by the Sponsor for the fiscal years ended October 31, 2000, October 31, 2001 and October 31, 2002 were $2,597,968, $0 and $0 respectively. From the period November 1, 1999 through February 29, 2000, State Street Bank and Trust Company (the "Trustee") agreed to waive the Trustee's fee. The amount of such waiver by the Trustee for the fiscal year ended October 31, 2000 was $599,740.

Dow Jones & Company, Inc. ("Dow Jones"), the American Stock Exchange LLC (the "AMEX"), and PDR Services (the "Sponsor") have entered into a License Agreement pursuant to which certain Dow Jones marks may be used in connection with the Trust subject to the payment of license fees.

NOTE 4 -- TRUST TRANSACTIONS IN DIAMONDS
Transactions in DIAMONDS were as follows.

                                                          YEAR ENDED OCTOBER 31, 2002
                                                         -----------------------------
                                                          DIAMONDS         AMOUNTS
                                                         -----------   ---------------
DIAMONDS sold..........................................   85,000,000   $ 8,317,016,274
DIAMONDS issued upon dividend reinvestment.............        2,297           210,273
DIAMONDS redeemed......................................  (66,150,000)   (6,612,887,430)
Net income equalization................................           --          (913,179)
                                                         -----------   ---------------
Net Increase...........................................   18,852,297   $ 1,703,425,938
                                                         ===========   ===============

                                                          YEAR ENDED OCTOBER 31, 2001
                                                         -----------------------------
                                                          DIAMONDS         AMOUNTS
                                                         -----------   ---------------
DIAMONDS sold..........................................   76,050,000   $ 7,610,021,285
DIAMONDS issued upon dividend reinvestment.............        1,055           107,143
DIAMONDS redeemed......................................  (64,200,000)   (6,415,321,305)
Net income equalization................................           --          (733,997)
                                                         -----------   ---------------
Net Increase...........................................   11,851,055   $ 1,194,073,126
                                                         ===========   ===============

DIAMONDS TRUST SERIES 1
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
OCTOBER 31, 2002

--------------------------------------------------------------------------------

NOTE 4 -- TRUST TRANSACTIONS IN DIAMONDS (CONTINUED)

                                                          YEAR ENDED OCTOBER 31, 2000
                                                         -----------------------------
                                                          DIAMONDS         AMOUNTS
                                                         -----------   ---------------
DIAMONDS sold..........................................   30,350,000   $ 3,242,757,491
DIAMONDS issued upon dividend reinvestment.............          378            40,754
DIAMONDS redeemed......................................  (21,800,000)   (2,350,623,906)
Net income equalization................................           --           (63,116)
                                                         -----------   ---------------
Net Increase...........................................    8,550,378   $   892,111,223
                                                         ===========   ===============

Except for under the Trust's dividend reinvestment plan, DIAMONDS are issued and redeemed by the Trust only in Creation Unit size aggregations of 50,000 DIAMONDS. Such transactions are only permitted on an in-kind basis, with a separate cash payment which is equivalent to the undistributed net investment income per DIAMOND (income equalization) and a balancing cash component to equate the transaction to the net asset value per unit of the Trust on the transaction date. A transaction fee of $1,000 is charged in connection with each creation or redemption of Creation Units through the DIAMONDS Clearing Process per Participating party per day, regardless of the number of Creation Units created or redeemed. Transaction fees are received by the Trustee and used to offset the expense of processing orders.

NOTE 5 -- INVESTMENT TRANSACTIONS
For the fiscal year ended October 31, 2002, the Trust had net in-kind contributions, net in-kind redemptions, purchases and sales of investment securities of $5,051,905,266, $3,348,918,635, $9,155,085 and $9,089,365,
respectively. At October 31, 2002, the cost of investments for federal income tax purposes was $5,421,644,979 accordingly, gross unrealized appreciation was $15,016,048, and gross unrealized depreciation was $1,326,571,873, resulting in net unrealized depreciation of $1,311,555,825. For the year ended October 31, 2002, State Street Corporation earned approximately $1,200 of brokerage commissions from investment transactions.

NOTE 6 -- TAX INFORMATION (UNAUDITED)
For Federal income tax purposes, the percentage of Trust ordinary distributions which qualify for the corporate dividends received deduction for the fiscal year ended October 31, 2002 is 100%.

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DIAMONDS TRUST SERIES 1
REPORT OF INDEPENDENT ACCOUNTANTS

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To the Trustee and Unitholders of
DIAMONDS Trust Series 1

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of DIAMONDS Trust Series 1 (the "Trust") at October 31, 2002, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2002 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
December 19, 2002

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DIAMONDS TRUST SERIES 1

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SPONSOR
PDR Services LLC
c/o American Stock Exchange LLC
86 Trinity Place
New York, NY 10006

TRUSTEE
State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110

DISTRIBUTOR
ALPS Distributors, Inc.
1625 Broadway, Suite 2200
Denver, CO 80202

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
160 Federal Street
Boston, MA 02110

LEGAL COUNSEL
Carter, Ledyard & Milburn
2 Wall Street
New York, NY 10005